Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Outstanding, number of options (in shares)			231,477	231,477
Outstanding, weighted average exercise price (in dollars per share)			$ 149.62	$ 149.62
Outstanding, weighted average remaining contractual term (Year)				7 years 229 days	7 years 175 days
Outstanding, aggregate intrinsic value
Granted, number of options (in shares)				143,223
Stock Issued During Period, Shares, Restricted Stock Award, Gross				6,354
Granted, weighted average exercise price (in dollars per share)				$ 29.30
Exercised or released, number of options (in shares)	(279)	0	0	(6,354)	(1,476)
Exercised or released, weighted average exercise price (in dollars per share)
Canceled or forfeited, number of options (in shares)				(42,209)
Canceled or forfeited, weighted average exercise price (in dollars per share)				$ 140.81
Expired, number of options (in shares)				(1,664)
Expired, weighted average exercise price (in dollars per share)				$ 76.80
Outstanding, number of options (in shares)				324,473	231,477
Outstanding, weighted average exercise price (in dollars per share)				$ 100.96	$ 149.62
Exercisable, number of options (in shares)				134,614
Exercisable, weighted average exercise price (in dollars per share)				$ 172.84
Exercisable, weighted average remaining contractual term (Year)				6 years 14 days
Vested and expected to vest, number of options (in shares)				281,356
Vested and expected to vest, weighted average exercise price (in dollars per share)				$ 114.56
Vested and expected to vest, weighted average remaining contractual term (Year)				7 years 109 days